Debt - Schedule of Company's Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Feb. 14, 2011	Mar. 31, 2013 Term Facility	Dec. 31, 2012 Term Facility	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor Term Facility
Debt Instrument [Line Items]
Term Facility			$ 425	$ 700	$ 700			$ 697
Discount	(12)	(6)		(7)	(7)			(6)
Term Facility, net	$ 2,411	$ 1,615			$ 691	$ 1,615	$ 427	$ 691